UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2005

FORM N-Q

Item 1. Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio
Common Stocks—96.2%
Aerospace & Defense—2.0%
Lockheed Martin Corp.	20,350	$1,242,571
United Technologies Corp.	14,025	1,425,782

		2,668,353

Airlines—0.4%
Southwest Airlines Co. (c)	40,600	578,144

Apparel & Textiles—0.5%
Reebok International, Ltd. (c)	14,300	633,490

Automotive—0.4%
Lear Corp. (c)	12,700	563,372

Banking—10.1%
Bank of America Corp. (c)	68,260	3,010,266
Fifth Third Bancorp (c)	57,225	2,459,530
Golden West Financial Corp. (c)	27,200	1,645,600
M&T Bank Corp. (c)	13,300	1,357,398
North Fork Bancorporation, Inc. (c)	32,000	887,680
Northern Trust Corp. (c)	42,200	1,833,168
SunTrust Banks, Inc. (c)	9,700	699,079
Wells Fargo & Co.	32,175	1,924,065

		13,816,786

Business Services & Supplies—3.6%
ARAMARK Corp., Class B (c)	63,100	1,658,268
Automatic Data Processing, Inc. (c)	36,175	1,626,066
First Data Corp. (c)	25,215	991,202
IAC/InterActiveCorp. (a), (c)	29,900	665,873

		4,941,409

Cable & Broadcasting—0.9%
Comcast Corp., Class A (a), (c)	38,495	1,285,733

Chemicals—1.9%
Huntsman Corp. (c)	67,900	1,583,428
Praxair, Inc.	20,800	995,488

		2,578,916

Computer Software—3.5%
Computer Associates International,
Inc. (c)	37,400	1,013,540
Microsoft Corp.	109,760	2,652,899
Oracle Corp. (a)	89,200	1,113,216

		4,779,655

Computers & Business Equipment—5.6%
Avaya, Inc. (a), (c)	107,900	1,260,272
CDW Corp. (c)	19,700	1,116,596
Cisco Systems, Inc. (a)	93,800	1,678,082
Hewlett-Packard Co. (c)	53,800	1,180,372
International Business Machines Corp.	18,850	1,722,513
Sun Microsystems, Inc. (a), (c)	196,800	795,072

		7,752,907

Consumer Products—1.0%
Altria Group, Inc.	21,200	1,386,268

Cosmetics & Toiletries—2.3%
Avon Products, Inc.	39,575	1,699,351
The Gillette Co.	27,600	1,393,248

		3,092,599

Diversified—5.7%
3M Co.	410	35,133
Emerson Electric Co. (c)	14,925	969,080
General Electric Co.	87,850	3,167,871
Honeywell International, Inc.	17,600	654,896
Ingersoll-Rand Co., Ltd., Class A	8,900	708,885
Pall Corp. (c)	26,200	710,544
Tyco International, Ltd. (c)	47,300	1,598,740

		7,845,149

Drugs & Health Care—3.8%
Allergan, Inc. (c)	19,100	1,326,877
Bristol-Myers Squibb Co. (c)	28,200	717,972
Medco Health Solutions, Inc. (a), (c)	22,100	1,095,497
Novartis AG ADR (c)	17,600	823,328
Pfizer, Inc.	50,100	1,316,127

		5,279,801

Environmental—1.4%
Republic Services, Inc. (c)	59,100	1,978,668

Financial Services—8.3%
American Express Co.	36,595	1,879,885
Citigroup, Inc.	53,821	2,418,716
Federated Investors, Inc., Class B (c)	28,500	806,835
JPMorgan Chase & Co.	80,590	2,788,414
MBNA Corp.	48,600	1,193,130
Merrill Lynch & Co., Inc.	19,220	1,087,852
Morgan Stanley (c)	22,325	1,278,106

		11,452,938

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio (concluded)
Food & Beverages—3.7%
General Mills, Inc.	13,500	$663,525
H.J. Heinz Co.	30,000	1,105,200
PepsiCo, Inc.	15,635	829,124
The Coca-Cola Co.	39,900	1,662,633
The Pepsi Bottling Group, Inc. (c)	29,900	832,715

		5,093,197

Forest & Paper Products—1.4%
International Paper Co. (c)	36,000	1,324,440
Pactiv Corp. (a), (c)	27,100	632,785

		1,957,225

Insurance—5.0%
American International Group, Inc.	33,614	1,862,552
Berkshire Hathaway, Inc.,
Class A (a), (c)	22	1,914,000
Jefferson-Pilot Corp. (c)	18,800	922,140
RenaissanceRe Holdings, Ltd.	29,725	1,388,157
The St. Paul Travelers Cos., Inc. (c)	19,300	708,889

		6,795,738

Medical Products & Services—3.1%
Baxter International, Inc. (c)	31,100	1,056,778
Johnson & Johnson	27,885	1,872,757
MedImmune, Inc. (a), (c)	56,900	1,354,789

		4,284,324

Metals & Mining—0.8%
Alcoa, Inc.	35,500	1,078,845

Multimedia—5.4%
Clear Channel Communications,
Inc. (c)	17,900	617,013
News Corp., Class A (c)	210,200	3,556,584
Time Warner, Inc. (a)	49,100	861,705
Tribune Co.	30,500	1,216,035
Viacom, Inc., Class B (c)	35,095	1,222,359

		7,473,696

Oil & Gas—11.8%
BJ Services Co.	13,500	700,380
Burlington Resources, Inc.	14,500	726,015
ChevronTexaco Corp.	38,858	2,265,810
ConocoPhillips	21,780	2,348,755
Exxon Mobil Corp.	85,998	5,125,481
GlobalSantaFe Corp. (c)	52,300	1,937,192
Marathon Oil Corp. (c)	18,200	853,944
Occidental Petroleum Corp. (c)	11,200	797,104
Schlumberger, Ltd. (c)	11,500	810,520
Unocal Corp. (c)	11,300	697,097

		16,262,298

Restaurants—0.7%
Brinker International, Inc. (a)	26,900	974,318

Retail—5.1%
Amazon.com, Inc. (a), (c)	19,000	651,130
Dollar Tree Stores, Inc. (a), (c)	35,700	1,025,661
Sears Holdings Corp. (a), (c)	5,980	796,382
Target Corp. (c)	13,550	677,771
The Home Depot, Inc.	48,680	1,861,523
Wal-Mart Stores, Inc.	40,200	2,014,422

		7,026,889

Semiconductors & Components—1.3%
Intel Corp.	43,730	1,015,848
Novellus Systems, Inc. (a), (c)	30,400	812,592

		1,828,440

Telecommunications—3.8%
ALLTEL Corp. (c)	24,200	1,327,370
Nextel Communications, Inc.,
Class A (a)	22,600	642,292
Sprint Corp. (c)	57,200	1,301,300
Verizon Communications, Inc.	53,460	1,897,830

		5,168,792

Utilities—2.7%
Entergy Corp. (c)	12,200	862,052
KeySpan Corp. (c)	38,100	1,484,757
The Southern Co.	41,450	1,319,353

		3,666,162

Total Common Stocks
(Identified cost $118,667,974)		132,244,112

	Principal
	Amount
	(000)

Short-Term Investments—28.5%
Repurchase Agreement—3.8%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$5,390,000 Federal National
Mortgage Association, 3.00%,
07/16/13, with a value of $5,322,625)
Proceeds of $5,215,348	$5,215	5,215,000

Collateral for Securities on Loan—24.7%
State Street Navigator Securities Lending
Prime Portfolio, 2.79% (e), (f)	33,942	33,942,813

Total Short-Term Investments
(Identified cost $39,157,813)		39,157,813

Total Investments
(Identified cost $157,825,787) (b)	124.7%	$171,401,925
Liabilities in Excess of Cash and
Other Assets	(24.7)	(33,914,037)

Net Assets	100.0%	$137,487,888

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio
Common Stocks—99.6%
Aerospace & Defense—2.6%
Lockheed Martin Corp.	210	$12,823
United Technologies Corp.	85	8,641

		21,464

Airlines—1.1%
Southwest Airlines Co.	620	8,829

Apparel & Textiles—3.2%
Polo Ralph Lauren Corp.	220	8,536
Reebok International, Ltd.	400	17,720

		26,256

Automotive—1.5%
Lear Corp.	270	11,977

Banking—6.7%
Bank of America Corp.	400	17,640
Golden West Financial Corp.	300	18,150
North Fork Bancorporation, Inc.	420	11,651
Northern Trust Corp.	180	7,819

		55,260

Business Services & Supplies—3.7%
ARAMARK Corp., Class B	620	16,293
IAC/InterActiveCorp. (a)	640	14,253

		30,546

Chemicals—1.6%
Du Pont (E.I.) de Nemours & Co.	260	13,322

Computer Software—5.0%
Microsoft Corp.	1,370	33,113
Oracle Corp. (a)	670	8,362

		41,475

Computers & Business Equipment—6.3%
Avaya, Inc. (a)	1,010	11,797
Cisco Systems, Inc. (a)	730	13,060
Hewlett-Packard Co.	730	16,016
International Business Machines Corp.	120	10,965

		51,838

Consumer Products—1.7%
Fortune Brands, Inc.	170	13,707

Diversified—1.0%
ITT Industries, Inc.	90	8,122

Drugs & Health Care—2.3%
Medco Health Solutions, Inc. (a)	190	9,419
Pfizer, Inc.	360	9,457

		18,876

Environmental—1.5%
Republic Services, Inc.	380	12,722

Financial Services—7.3%
American Express Co.	150	7,706
Citigroup, Inc.	320	14,381
JPMorgan Chase & Co.	480	16,608
MBNA Corp.	340	8,347
Morgan Stanley	230	13,167

		60,209

Food & Beverages—4.0%
Dean Foods Co. (a)	320	10,976
The Coca-Cola Co.	240	10,001
The Pepsi Bottling Group, Inc.	440	12,254

		33,231

Forest & Paper Products—3.7%
Louisiana-Pacific Corp.	400	10,056
Pactiv Corp. (a)	360	8,406
Temple-Inland, Inc.	170	12,334

		30,796

Household Products &
Home Furnishings—1.1%
Newell Rubbermaid, Inc.	430	9,434

Insurance—2.4%
MGIC Investment Corp.	140	8,634
RenaissanceRe Holdings, Ltd.	240	11,208

		19,842

Leisure & Entertainment—3.1%
GTECH Holdings Corp.	660	15,530
Mattel, Inc.	450	9,607

		25,137

Medical Products & Services—6.2%
Baxter International, Inc.	260	8,835
Edwards Lifesciences Corp. (a)	270	11,669
Johnson & Johnson	210	14,104
Laboratory Corp. of America
Holdings (a)	350	16,870

		51,478

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)
Multimedia—8.7%
Clear Channel Communications, Inc.	760	$26,197
Gannett Co., Inc.	160	12,653
Tribune Co.	250	9,968
Westwood One, Inc. (a)	1,130	22,995

		71,813

Oil & Gas—5.8%
BJ Services Co.	190	9,857
ChevronTexaco Corp.	200	11,662
GlobalSantaFe Corp.	240	8,889
Premcor, Inc.	150	8,952
Unocal Corp.	130	8,020

		47,380

Printing & Publishing—2.7%
Dex Media, Inc.	1,090	22,509

Real Estate—1.1%
Trizec Properties, Inc.	490	9,310

Retail—5.1%
Amazon.com, Inc. (a)	250	8,567
Dollar Tree Stores, Inc. (a)	490	14,078
Sears Holdings Corp. (a)	60	7,962
The Home Depot, Inc.	300	11,472

		42,079

Semiconductors & Components—1.5%
Novellus Systems, Inc. (a)	460	12,296

Telecommunications—4.2%
BellSouth Corp.	410	10,779
PanAmSat Holding Corp.	650	11,050
Western Wireless Corp., Class A (a)	330	12,527

		34,356

Telecommunications Equipment—2.0%
Nokia Oyj Sponsored ADR	1,080	16,664

Transportation—2.5%
CNF, Inc.	180	8,422
Union Pacific Corp.	170	11,849

		20,271

Total Common Stocks
(Identified cost $840,148)		821,199

Total Investments
(Identified cost $840,148) (b)	99.6%	$821,199

Cash and Other Assets in Excess
of Liabilities	0.4	3,304

Net Assets	100.0%	$824,503

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio
Common Stocks—96.3%
Aerospace & Defense—1.3%
Alliant Techsystems, Inc. (a)	27,700	$1,979,165

Airlines—1.2%
Southwest Airlines Co.	132,000	1,879,680

Apparel & Textiles—3.4%
Polo Ralph Lauren Corp.	39,800	1,544,240
Reebok International, Ltd.	81,000	3,588,300

		5,132,540

Automotive—1.5%
Lear Corp.	50,400	2,235,744

Banking—5.4%
City National Corp.	21,100	1,473,202
M&T Bank Corp.	13,900	1,418,634
Mercantile Bankshares Corp.	28,300	1,439,338
North Fork Bancorporation, Inc.	83,900	2,327,386
Northern Trust Corp.	34,000	1,476,960

		8,135,520

Business Services & Supplies—5.1%
ARAMARK Corp., Class B	136,700	3,592,476
Arbitron, Inc. (c)	51,500	2,209,350
Avery Dennison Corp.	30,100	1,864,093

		7,665,919

Chemicals—2.6%
Celanese Corp., Series A (c)	124,400	2,237,956
Rohm & Haas Co.	34,500	1,656,000

		3,893,956

Computer Software—4.3%
BEA Systems, Inc. (a), (c)	242,600	1,933,522
DST Systems, Inc. (a), (c)	53,000	2,447,540
Ingram Micro, Inc., Class A (a), (c)	20,900	348,403
Siebel Systems, Inc. (a)	106,400	971,432
Storage Technology Corp. (a), (c)	27,200	837,760

		6,538,657

Computers & Business Equipment—4.4%
Arrow Electronics, Inc. (a)	62,900	1,594,515
Avaya, Inc. (a)	178,500	2,084,880
CDW Corp.	38,300	2,170,844
Polycom, Inc. (a), (c)	42,600	722,070

		6,572,309

Consumer Products—1.7%
Fortune Brands, Inc.	31,100	2,507,593

Diversified—1.0%
ITT Industries, Inc.	16,900	1,525,056

Drugs & Health Care—3.0%
Health Net, Inc. (a)	71,100	2,325,681
Medco Health Solutions, Inc. (a)	44,400	2,200,908

		4,526,589

Engineering—0.9%
Jacobs Engineering Group, Inc. (a), (c)	27,500	1,427,800

Environmental—1.5%
Republic Services, Inc.	66,300	2,219,724

Financial Services—3.1%
Federated Investors, Inc., Class B	60,500	1,712,755
Legg Mason, Inc.	19,000	1,484,660
The Student Loan Corp. (c)	7,200	1,504,872

		4,702,287

Food & Beverages—2.6%
Dean Foods Co. (a)	52,100	1,787,030
The Pepsi Bottling Group, Inc.	77,800	2,166,730

		3,953,760

Forest & Paper Products—6.2%
Ball Corp.	54,600	2,264,808
Louisiana-Pacific Corp.	68,100	1,712,034
Pactiv Corp. (a), (c)	117,600	2,745,960
Temple-Inland, Inc.	35,700	2,590,035

		9,312,837

Household Products & Home
Furnishings—1.3%
Newell Rubbermaid, Inc.	88,000	1,930,720

Insurance—4.8%
MGIC Investment Corp.	25,000	1,541,750
Protective Life Corp.	76,300	2,998,590
RenaissanceRe Holdings, Ltd. (c)	55,800	2,605,860

		7,146,200

Leisure & Entertainment—3.4%
GTECH Holdings Corp.	127,800	3,007,134
Mattel, Inc.	95,700	2,043,195

		5,050,329

Medical Products & Services—4.5%
DaVita, Inc. (a), (c)	64,900	2,716,065
Edwards Lifesciences Corp. (a), (c)	50,000	2,161,000
Laboratory Corp. of America
Holdings (a), (c)	37,700	1,817,140

		6,694,205

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio (concluded)
Multimedia—5.3%
Belo Corp., Class A	135,900	$3,280,626
Westwood One, Inc. (a)	229,100	4,662,185

		7,942,811

Oil & Gas—5.6%
Baker Hughes, Inc.	33,100	1,472,619
BJ Services Co.	32,600	1,691,288
GlobalSantaFe Corp. (c)	50,300	1,863,112
Premcor, Inc. (c)	19,400	1,157,792
Unocal Corp.	15,000	925,350
Valero Energy Corp.	17,100	1,252,917

		8,363,078

Printing & Publishing—2.8%
Dex Media, Inc. (c)	202,600	4,183,690

Real Estate—3.8%
AMB Property Corp.	48,100	1,818,180
Health Care Property Investors, Inc.	79,700	1,870,559
Trizec Properties, Inc. (c)	108,600	2,063,400

		5,752,139

Restaurants—1.2%
Brinker International, Inc. (a)	51,100	1,850,842

Retail—3.6%
Dollar Tree Stores, Inc. (a), (c)	135,300	3,887,169
Sears Holdings Corp. (a), (c)	11,929	1,588,572

		5,475,741

Semiconductors & Components—3.0%
Intersil Corp., Class A	55,300	957,796
Novellus Systems, Inc. (a)	84,800	2,266,704
Vishay Intertechnology, Inc. (a)	106,500	1,323,795

		4,548,295

Telecommunications—3.7%
Citizens Communications Co.	80,300	1,039,082
MCI, Inc. (c)	32,700	814,884
PanAmSat Holding Corp.	90,900	1,545,300
Western Wireless Corp., Class A (a), (c)	56,800	2,156,128

		5,555,394

Transportation—2.9%
CNF, Inc.	51,600	2,414,364
Norfolk Southern Corp.	52,000	1,926,600

		4,340,964

Utilities—1.2%
KeySpan Corp. (c)	45,000	1,753,650

Total Common Stocks
(Identified cost $132,949,293)		144,797,194

	Principal
	Amount
	(000)

Short-Term Investments—19.8%
Repurchase Agreement—4.2%
State Street Bank and Trust
Co., 2.40%, 04/01/05
(Dated 03/31/05,
collateralized by $6,535,000
Federal National Mortgage
Association, 3.00%, 07/16/13,
with a value of $6,453,313)
Proceeds of $6,324,422	$6,324	6,324,000

Collateral for Securities on
Loan—15.6%
State Street Navigator
Securities Lending Prime
Portfolio, 2.79% (e), (f)	23,340	23,340,832

Total Short-Term Investments
(Identified cost $29,664,832)		29,664,832

Total Investments
(Identified cost $162,614,125) (b)	116.1%	$174,462,026

Liabilities in Excess of Cash and
Other Assets	(16.1)	(24,140,141)

Net Assets	100.0%	$150,321,885

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio
Common Stocks—97.2%
Aerospace & Defense—2.8%
DRS Technologies, Inc. (a)	89,200	$3,791,000
Esterline Technologies Corp. (a)	99,400	3,434,270
The Titan Corp. (a), (c)	224,500	4,076,920

		11,302,190

Agriculture—1.7%
Delta & Pine Land Co. (c)	87,800	2,370,600
The Scotts Miracle-Gro Co.,
Class A (a), (c)	64,800	4,550,904

		6,921,504

Apparel & Textiles—5.3%
AnnTaylor Stores Corp. (a), (c)	124,400	3,183,396
Hot Topic, Inc. (a), (c)	146,800	3,207,580
K-Swiss, Inc., Class A (c)	77,700	2,566,431
The Gymboree Corp. (a)	241,500	3,028,410
The Sports Authority, Inc. (a), (c)	133,400	3,668,500
The Timberland Co., Class A (a)	49,200	3,489,756
The Warnaco Group, Inc. (a), (c)	87,400	2,101,096

		21,245,169

Automotive—2.3%
Rush Enterprises, Inc., Class A (a)	140,900	2,209,312
TBC Corp. (a), (c)	111,700	3,111,962
Wabash National Corp. (c)	47,800	1,166,320
Winnebago Industries, Inc. (c)	91,200	2,881,920

		9,369,514

Banking—9.2%
Bank of the Ozarks, Inc. (c)	63,900	2,028,825
BankUnited Financial Corp., Class A	75,700	2,033,302
Boston Private Financial
Holdings, Inc. (c)	92,600	2,199,250
First Community Bancorp (c)	64,600	2,861,780
First Midwest Bancorp, Inc. (c)	70,100	2,276,848
MAF Bancorp, Inc.	81,600	3,389,664
MB Financial, Inc. (c)	94,000	3,600,200
Provident Bankshares Corp. (c)	66,400	2,188,544
Southwest Bancorporation
of Texas, Inc. (c)	109,000	2,000,150
Sterling Bancshares, Inc.	207,300	2,943,660
Texas Regional Bancshares, Inc.,
Class A (c)	62,000	1,866,820
The South Financial Group, Inc. (c)	69,600	2,125,584
Umpqua Holdings Corp. (c)	125,800	2,937,430
United Bankshares, Inc. (c)	61,200	2,028,168
Westamerica Bancorporation (c)	49,900	2,583,323

		37,063,548

Building & Construction—1.3%
Chicago Bridge & Iron Co. NV,
NY Shares (c)	55,700	2,452,471
The Shaw Group, Inc. (a), (c)	134,000	2,921,200

		5,373,671

Business Services & Supplies—9.1%
ADVO, Inc.	150,500	5,636,225
Arbitron, Inc. (c)	95,900	4,114,110
BearingPoint, Inc. (a), (c)	227,900	1,998,683
Herman Miller, Inc. (c)	128,000	3,855,360
MPS Group, Inc. (a), (c)	328,300	3,450,433
ProQuest Co. (a), (c)	59,400	2,147,310
Tetra Tech, Inc. (a), (c)	244,600	3,086,852
The BISYS Group, Inc. (a), (c)	204,700	3,209,696
Watson Wyatt & Co. Holdings (c)	164,500	4,474,400
Wireless Facilities, Inc. (a), (c)	283,411	1,771,319
Wright Express Corp.	170,300	2,912,130

		36,656,518

Chemicals—2.3%
GrafTech International, Ltd. (a), (c)	112,400	639,556
PolyOne Corp. (a)	291,900	2,592,072
Rogers Corp. (a), (c)	90,900	3,636,000
Spartech Corp. (c)	123,700	2,455,445

		9,323,073

Coal—0.5%
Foundation Coal Holdings, Inc. (c)	78,200	1,838,482

Computer Software—1.9%
Secure Computing Corp. (a), (c)	224,700	1,925,679
SERENA Software, Inc. (a), (c)	133,700	3,176,712
Verity, Inc. (a)	288,200	2,723,490

		7,825,881

Computers & Business Equipment—4.2%
Advanced Digital
Information Corp. (a), (c)	165,100	1,353,820
Avocent Corp. (a), (c)	54,800	1,406,168
Dot Hill Systems Corp. (a), (c)	356,800	2,122,960
Foundry Networks, Inc. (a), (c)	242,800	2,403,720
Komag, Inc. (a), (c)	127,800	2,856,330
Photon Dynamics, Inc. (a), (c)	136,600	2,603,596
Polycom, Inc. (a), (c)	96,100	1,628,895
Ultratech, Inc. (a), (c)	175,800	2,566,680

		16,942,169

Consumer Products—0.6%
Jarden Corp. (a), (c)	50,100	2,298,588

Diversified—0.9%
The Liberty Corp. (c)	93,100	3,775,205

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (continued)
Drugs & Health Care—4.5%
Able Laboratories, Inc. (a), (c)	141,200	$3,312,552
BioScrip, Inc. (a), (c)	439,400	2,649,582
Kindred Healthcare, Inc. (a), (c)	103,400	3,629,340
LifePoint Hospitals, Inc. (a), (c)	73,500	3,222,240
Par Pharmaceutical Cos., Inc. (a), (c)	46,700	1,561,648
Taro Pharmaceutical
Industries, Ltd. (a), (c)	121,800	3,844,008

		18,219,370

Education—2.7%
Corinthian Colleges, Inc. (a), (c)	248,400	3,904,848
DeVry, Inc. (a), (c)	157,300	2,976,116
Learning Tree International, Inc. (a), (c)	270,300	3,895,023

		10,775,987

Environmental—0.6%
Waste Connections, Inc. (a), (c)	65,000	2,258,750

Equipment Rental—0.6%
United Rentals, Inc. (a), (c)	123,500	2,495,935

Financial Services—1.2%
Calamos Asset Management, Inc.,
Class A	46,300	1,246,396
Financial Federal Corp. (c)	62,300	2,203,551
Knight Trading Group, Inc.,
Class A (a), (c)	133,600	1,287,904

		4,737,851

Food & Beverages—0.9%
Performance Food Group Co. (a), (c)	130,800	3,620,544

Forest & Paper Products—0.5%
Packaging Corp. of America (c)	90,800	2,205,532

Insurance—3.3%
Arch Capital Group, Ltd. (a)	105,400	4,220,216
Assured Guaranty, Ltd.	220,400	3,956,180
Bristol West Holdings, Inc. (c)	105,800	1,639,900
Max Re Capital, Ltd. (c)	94,800	2,230,644
Reinsurance Group of America, Inc. (c)	27,900	1,187,982

		13,234,922

Leisure & Entertainment—1.2%
Alliance Gaming Corp. (a), (c)	320,500	3,073,595
WMS Industries, Inc. (a), (c)	66,000	1,858,560

		4,932,155

Manufacturing—2.0%
Roper Industries, Inc. (c)	67,200	4,401,600
Tecumseh Products Co., Class A (c)	87,700	3,473,797
TIMCO Aviation Services, Inc. (a)	189,209	24,597

		7,899,994

Medical Products & Services—4.2%
Candela Corp. (a), (c)	102,500	914,300
DJ Orthopedics, Inc. (a), (c)	137,900	3,454,395
First Horizon Pharmaceutical
Corp. (a), (c)	123,000	2,076,240
Hanger Orthopedic Group, Inc. (a), (c)	361,600	2,151,520
INAMED Corp. (a), (c)	45,500	3,179,540
Martek Biosciences Corp. (a), (c)	34,100	1,984,279
PSS World Medical, Inc. (a), (c)	260,800	2,965,296

		16,725,570

Metals & Mining—0.9%
Olin Corp. (c)	153,200	3,416,360

Oil & Gas—8.6%
Denbury Resources, Inc. (a), (c)	50,800	1,789,684
Energy Partners, Ltd. (a), (c)	80,100	2,080,197
Forest Oil Corp. (a), (c)	68,800	2,786,400
Grey Wolf, Inc. (a), (c)	417,700	2,748,466
Hanover Compressor Co. (a), (c)	207,300	2,502,111
Key Energy Services, Inc. (a)	461,500	5,293,405
Kinder Morgan Management, LLC (a), (c)	98,599	4,002,133
Maverick Tube Corp. (a), (c)	56,600	1,840,066
Oil States International, Inc. (a)	58,300	1,198,065
Range Resources Corp. (c)	69,000	1,611,840
The Houston Exploration Co. (a)	25,000	1,423,750
Veritas DGC, Inc. (a), (c)	130,100	3,897,796
W&T Offshore, Inc.	74,200	1,540,392
Whiting Petroleum Corp. (a), (c)	45,600	1,859,568

		34,573,873

Printing & Publishing—2.0%
Journal Register Co. (a)	245,500	4,099,850
R. H. Donnelley Corp. (a)	69,200	4,019,828

		8,119,678

Real Estate—3.4%
Alexandria Real Estate Equities, Inc. (c)	28,800	1,854,144
Capital Automotive REIT (c)	65,700	2,175,984
CarrAmerica Realty Corp. (c)	67,200	2,120,160
Inland Real Estate Corp. (c)	59,000	886,770
Lexington Corporate Properties Trust (c)	86,300	1,893,422
Prentiss Properties Trust (c)	51,200	1,748,992
The Mills Corp. (c)	57,800	3,057,620

		13,737,092

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (concluded)
Restaurants—0.8%
CBRL Group, Inc. (c)	79,700	$3,291,610

Retail—2.8%
99 Cents Only Stores (a), (c)	111,000	1,461,870
Cost Plus, Inc. (a), (c)	101,300	2,722,944
CSK Auto Corp. (a), (c)	194,400	3,431,160
Dick's Sporting Goods, Inc. (a)	8,600	315,878
Tractor Supply Co. (a), (c)	80,700	3,522,555

		11,454,407

Semiconductors & Components—5.9%
AMIS Holdings, Inc. (a), (c)	191,600	2,163,164
Benchmark Electronics, Inc. (a), (c)	107,200	3,412,176
Brooks Automation, Inc. (a)	133,500	2,026,530
Coherent, Inc. (a)	98,600	3,328,736
Exar Corp. (a), (c)	303,800	4,070,920
Metrologic Instruments, Inc. (a), (c)	135,300	3,041,544
Plexus Corp. (a), (c)	180,800	2,081,008
TTM Technologies, Inc. (a), (c)	364,000	3,807,440

		23,931,518

Telecommunications—3.0%
ADTRAN, Inc. (c)	122,400	2,159,136
C-COR, Inc. (a), (c)	469,500	2,854,560
CommScope, Inc. (a), (c)	258,300	3,864,168
Ditech Communications Corp. (a), (c)	98,100	1,223,307
Oplink Communications, Inc. (a), (c)	417,200	655,004
SafeNet, Inc. (a), (c)	42,000	1,231,020

		11,987,195

Transportation—4.2%
AirTran Holdings, Inc. (a), (c)	326,500	2,954,825
Forward Air Corp.	68,600	2,920,988
OMI Corp. (c)	163,500	3,131,025
Overnite Corp. (c)	73,300	2,344,867
Pacer International, Inc. (a), (c)	146,500	3,499,885
Swift Transportation Co., Inc. (a), (c)	88,300	1,954,962

		16,806,552

Utilities—1.8%
AGL Resources, Inc. (c)	69,800	2,438,114
Cleco Corp. (c)	141,300	3,009,690
New Jersey Resources Corp. (c)	41,800	1,819,554

		7,267,358

Total Common Stocks
(Identified cost $337,777,742)		391,627,765

	Principal
	Amount
	(000)

Short-Term Investments—27.9%
Repurchase Agreement—2.2%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$9,130,000 Federal National
Mortgage Association,
3.00%, 07/16/13, with a
value of $9,015,875)
Proceeds of $8,839,589	$8,839	8,839,000

Collateral for Securities
on Loan—25.7%
State Street Navigator Securities
Lending Prime Portfolio,
2.79% (e), (f)	103,844	103,844,017

Total Short-Term Investments
(Identified cost $112,683,017)		112,683,017

Total Investments
(Identified cost $450,460,759) (b)	125.1%	$504,310,782

Liabilities in Excess of Cash and
Other Assets	(25.1)	(101,238,196)

Net Assets	100.0%

$

		403,072,586

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio
Common Stocks—98.6%
Finland—4.6%
Nokia Oyj (c)	3,172,100	$49,306,528
Stora Enso Oyj, R Shares (c)	1,289,800	18,154,203

Total Finland		67,460,731

France—14.2%
Carrefour SA (c)	439,700	23,395,411
Credit Agricole SA (c)	955,423	26,038,771
Lagardere SCA (c)	217,310	16,493,732
Sanofi-Aventis (c)	501,384	42,388,119
Schneider Electric SA (c)	196,200	15,414,224
Total SA (c)	237,824	55,790,372
Vivendi Universal SA (a), (c)	980,200	30,102,654

Total France		209,623,283

Germany—11.6%
Commerzbank AG	365,400	7,949,693
Deutsche Telekom AG (c)	1,924,100	38,510,107
E.ON AG (c)	284,100	24,439,369
Schering AG (c)	448,400	29,814,155
Siemens AG	502,000	39,830,500
Volkswagen AG (c)	653,900	31,206,164

Total Germany		171,749,988

Ireland—2.0%
Bank of Ireland	821,950	12,979,204
CRH PLC	645,921	16,974,106

Total Ireland		29,953,310

Italy—2.2%
Eni SpA (c)	1,232,730	32,090,411

Japan—22.2%
ACOM Co., Ltd.	139,840	9,478,684
Aiful Corp.	185,700	14,896,279
East Japan Railway Co.	2,630	14,163,052
Fanuc, Ltd.	370,400	23,236,574
Fujitsu, Ltd.	4,372,000	26,323,560
Hoya Corp.	146,100	16,117,988
Mitsubishi Estate Co., Ltd.	1,510,000	17,590,314
Murata Manufacturing Co., Ltd.	441,700	23,745,092
NEC Electronics Corp.	152,000	7,105,460
Nomura Holdings, Inc.	1,784,600	25,027,113
NTT DoCoMo, Inc.	7,581	12,757,853
Shin-Etsu Chemical Co., Ltd.	548,100	20,804,843
Shinsei Bank, Ltd.	2,546,900	14,525,140
Sony Corp.	395,300	15,780,956
Takeda Pharmaceutical Co., Ltd.	535,800	25,597,775
The Sumitomo Trust and
Banking Co., Ltd.	2,124,000	13,880,666
Tokyo Gas Co., Ltd.	5,083,000	20,529,693
Toyota Motor Corp.	733,800	27,373,429

Total Japan		328,934,471

Netherlands—7.1%
Heineken NV (c)	605,093	21,020,714
Koninklijke (Royal) Philips
Electronics NV	837,831	23,138,848
Royal Dutch Petroleum Co. (c)	1,003,966	60,177,573

Total Netherlands		104,337,135

Norway—1.3%
Statoil ASA (c)	1,137,900	19,462,372

Singapore—1.3%
Oversea-Chinese Banking Corp., Ltd.	2,218,850	18,565,531

Switzerland—7.8%
Compagnie Financiere
Richemont AG, A Shares	509,000	16,035,699
Credit Suisse Group (c)	946,620	40,782,731
Nestle SA (c)	121,615	33,390,812
Swiss Re	356,500	25,618,110

Total Switzerland		115,827,352

United Kingdom—24.3%
Barclays PLC	3,214,900	32,865,045
BP PLC	1,508,170	15,631,348
Cadbury Schweppes PLC	2,148,326	21,535,505
Cobham PLC	251,609	6,641,896
Diageo PLC	2,760,542	38,913,714
GlaxoSmithKline PLC	1,736,901	39,811,209
HSBC Holdings PLC	2,753,131	43,543,349
Imperial Tobacco Group PLC	769,840	20,205,622
Kesa Electricals PLC	1,398,459	7,987,034
Marks & Spencer Group PLC	3,562,651	23,292,649
Prudential PLC	2,020,716	19,320,808
Rentokil Initial PLC	5,381,595	16,473,866
Royal Bank of Scotland Group PLC	1,324,800	42,156,243
Unilever PLC	3,093,700	30,573,797

Total United Kingdom		358,952,085

Total Common Stocks
(Identified cost $1,254,476,005)		1,456,956,669

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio (concluded)
Preferred Stock—1.1%
Germany—1.1%
Porsche AG
(Identified cost $12,091,008) (c)	22,357	$16,271,512

	Principal
	Amount
	(000)

Collateral for Securities
on Loan—26.0%
State Street Navigator Securities
Lending Prime Portfolio, 2.79%
(Identified cost $384,995,551) (e), (f)	$384,995	384,995,551

Total Investments
(Identified cost $1,651,562,564) (b)	125.7%	$1,858,223,732
Liabilities in Excess of Cash and
Other Assets	(25.7)	(379,701,992)

Net Assets	100.0%	$1,478,521,740

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio
Common Stocks—97.3%
Denmark—2.1%
Danske Bank A/S ADR	12,300	$357,069

Finland—4.0%
Nokia Oyj Sponsored ADR	43,300	668,119

France—12.8%
Axa Sponsored ADR	14,450	385,526
Sanofi-Aventis ADR	9,280	392,915
Societe Generale Sponsored ADR	24,900	517,671
Total SA Sponsored ADR	4,600	539,258
Vivendi Universal SA Sponsored ADR	10,500	321,300

Total France		2,156,670

Germany—3.9%
Schering AG ADR	4,800	320,640
Siemens AG Sponsored ADR	4,300	339,958

Total Germany		660,598

Ireland—2.0%
Allied Irish Banks PLC Sponsored ADR	8,200	342,022

Italy—7.5%
Enel SpA Sponsored ADR	6,900	331,269
Eni SpA Sponsored ADR	4,200	546,672
SanPaolo IMI SpA Sponsored ADR	12,600	394,506

Total Italy		1,272,447

Japan—8.7%
Canon, Inc. Sponsored ADR	9,400	503,840
Kao Corp. Sponsored ADR	2,100	482,874
Nomura Holdings, Inc. ADR	34,500	478,170

Total Japan		1,464,884

Netherlands—6.1%
Heineken NV ADR	14,700	509,649
Royal Dutch Petroleum Co., NY Shares	8,600	516,344

Total Netherlands		1,025,993

Switzerland—18.4%
Compagnie Financiere Richemont
AG Sponsored ADR	11,500	361,215
Credit Suisse Group Sponsored ADR	12,800	547,840
Nestle SA Sponsored ADR	7,300	499,612
Novartis AG ADR	6,755	315,999
Roche Holding AG Sponsored ADR	6,400	343,168
Swiss Re Sponsored ADR	4,900	351,085
UBS AG	8,200	692,080

Total Switzerland		3,110,999

United Kingdom—31.8%
Barclays PLC Sponsored ADR	15,000	621,600
BP PLC Sponsored ADR	8,200	511,680
Cadbury Schweppes PLC
Sponsored ADR	17,700	720,390
Diageo PLC Sponsored ADR	8,900	506,410
GlaxoSmithKline PLC ADR	14,400	661,248
HSBC Holdings PLC Sponsored ADR	8,000	635,200
Tesco PLC Sponsored ADR	20,200	362,424
Unilever PLC Sponsored ADR	16,900	676,000
Vodafone Group PLC Sponsored ADR	25,300	671,968

Total United Kingdom		5,366,920

Total Common Stocks
(Identified cost $12,835,098)		16,425,721

	Principal
	Amount
	(000)

Repurchase Agreement—2.4%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$420,000 Federal National Mortgage
Association, 3.00%, 07/16/13, with a
value of $414,750)
Proceeds of $405,027
(Identified cost $405,000)	$405	405,000

Total Investments
(Identified cost $13,240,098) (b)	99.7%	$16,830,721
Cash and Other Assets in Excess
of Liabilities	0.3	48,565

Net Assets	100.0%	$16,879,286

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio
Common Stocks—96.0%
Australia—3.1%
ABC Learning Centres, Ltd.	842,410	$3,629,670
John Fairfax Holdings, Ltd.	1,820,394	5,886,134
Macquarie Infrastructure Group	3,539,734	9,857,383

Total Australia		19,373,187

Austria—1.1%
Erste Bank der oesterreichischen
Sparkassen AG	126,900	6,654,747

Finland—5.7%
Amer Sports Corp. (c)	557,600	10,036,884
Nokian Renkaat Oyj (c)	45,700	7,382,674
Sampo Oyj, A Shares (c)	733,100	10,671,062
TietoEnator Oyj (c)	216,200	7,409,556

Total Finland		35,500,176

France—5.2%
Carbone Lorraine SA (c)	184,726	10,467,450
Neopost SA	247,700	21,504,475

Total France		31,971,925

Germany—4.7%
Fielmann AG	109,000	7,516,577
Puma AG (c)	44,200	11,094,261
Techem AG (a)	233,146	10,211,375

Total Germany		28,822,213

Greece—2.7%
OPAP SA	351,150	10,286,626
Piraeus Bank SA	338,000	6,132,372

Total Greece		16,418,998

Hong Kong—3.4%
Esprit Holdings, Ltd.	2,208,965	15,081,691
Texwinca Holdings, Ltd.	7,402,000	5,931,584

Total Hong Kong		21,013,275

Ireland—5.1%
Anglo Irish Bank Corp. PLC	464,973	11,663,031
DCC PLC	487,400	11,364,081
Grafton Group PLC Units (a)	690,500	8,175,389

Total Ireland		31,202,501

Italy—3.3%
Davide Campari-Milano SpA (c)	162,300	11,316,565
Lottomatica SpA	251,900	9,147,047

Total Italy		20,463,612

Japan—20.1%
Chiyoda Corp. (c)	736,000	7,686,163
Credit Saison Co., Ltd. (c)	251,000	9,058,153
Daito Trust Construction Co., Ltd. (c)	276,000	11,611,817
Don Quijote Co., Ltd. (c)	91,400	5,374,963
eAccess, Ltd. (c)	6,510	5,538,613
Hisamitsu Pharmaceutical Co., Inc. (c)	427,000	9,481,348
JSR Corp.	395,500	7,820,517
Leopalace21 Corp. (c)	583,700	9,648,295
OSG Corp. (c)	551,200	7,647,539
Rinnai Corp. (c)	256,700	6,527,898
Sanyo Shokai, Ltd. (c)	1,190,000	6,864,529
Secom Techno Service Co., Ltd.	176,500	6,534,592
Suruga Bank, Ltd.	1,028,000	9,159,349
Uniden Corp. (c)	393,000	8,175,252
USS Co., Ltd. (c)	110,800	8,597,981
Yoshinoya D&C Co., Ltd. (c)	2,517	4,188,725

Total Japan		123,915,734

Netherlands—7.1%
Fugro NV (c)	134,327	12,246,652
Hunter Douglas NV	235,132	11,881,311
IHC Caland NV (c)	102,702	6,540,355
James Hardie Industries NV	1,424,500	6,600,514
Koninklijke Boskalis Westminster NV	170,936	6,709,140

Total Netherlands		43,977,972

Norway—2.3%
Stolt Offshore SA (a), (c)	939,900	7,278,777
Tandberg ASA (c)	681,100	7,146,027

Total Norway		14,424,804

Spain—5.7%
Abengoa SA	585,800	6,440,893
Corporacion Mapfre SA (c)	554,526	8,561,793
Indra Sistemas SA (a)	661,800	11,903,899
Prosegur Compania de
Seguridad SA (c)	385,100	8,258,170

Total Spain		35,164,755

Sweden—3.7%
Getinge AB, B Shares (c)	761,200	11,402,005
Swedish Match AB (c)	956,400	11,745,882

Total Sweden		23,147,887

Switzerland—2.7%
Edipresse SA	14,260	7,776,659
Geberit AG	11,900	8,746,036

Total Switzerland		16,522,695

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio (concluded)
United Kingdom—20.1%
Brit Insurance Holdings PLC	3,988,000	$6,103,932
Bunzl PLC	877,509	8,572,581
Carpetright PLC	300,000	5,623,445
Cattles PLC	1,071,332	6,842,429
Enterprise Inns PLC	651,700	9,494,489
George Wimpey PLC	909,000	7,557,638
Halfords Group PLC	1,189,720	6,733,038
Intertek Group PLC	747,000	10,918,184
Kesa Electricals PLC	1,258,600	7,188,256
Man Group PLC	377,234	9,794,157
Northgate PLC	652,300	11,062,450
Regus Group PLC (a)	4,911,383	9,814,172
Signet Group PLC Sponsored ADR (c)	526,836	10,973,994
Trinity Mirror PLC	480,100	6,359,445
William Hill PLC	693,200	7,217,381

Total United Kingdom		124,255,591

Total Common Stocks
(Identified cost $395,657,974)		592,830,072

Preferred Stock—1.1%
Germany—1.1%
ProSiebenSat.1 Media AG
(Identified cost $6,315,169)	371,800	6,987,214

Warrant—0.0%
Japan—0.0%
Belluna Co., Ltd. Right, 09/29/06
(Identified cost $20,894) (a), (g)	21,850	0

	Principal
	Amount
	(000)

Short-Term Investments—21.5%
Repurchase Agreement—1.3%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$8,330,000 Federal National Mortgage
Association, 3.00%, 07/16/13, with a
value of $8,225,875)
Proceeds of $8,060,537	$8,060	8,060,000

Collateral for Securities
on Loan—20.2%
State Street Navigator Securities
Lending Prime Portfolio, 2.79% (e), (f)	124,787	124,787,277

Total Short-Term Investments
(Identified cost $132,847,277)		132,847,277

Total Investments
(Identified cost $534,841,314) (b)	118.6%	$732,664,563
Liabilities in Excess of Cash and
Other Assets	(18.6)	(114,917,695)

Net Assets	100.0%	$617,746,868

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio
Common Stocks—89.4%
Brazil—8.4%
All America Latina Logistica	79,000	$2,184,126
Brasil Telecom
Participacoes SA ADR (c)	279,600	9,128,940
Companhia de Concessoes
Rodoviarias	319,300	6,388,402
Companhia Vale do Rio Doce ADR	569,000	17,986,090
Empresa Brasileira de
Aeronautica SA ADR (c)	217,000	6,792,100
Grendene SA	420,900	3,372,266
Petroleo Brasileiro SA ADR (c)	397,600	17,565,968
Souza Cruz SA	756,600	9,107,091

Total Brazil		72,524,983

Chile—1.0%
Administradora de Fondos de
Pensiones Provida SA
Sponsored ADR	360,400	8,833,404

China—1.0%
People’s Food Holdings, Ltd. (c)	12,122,000	8,893,240

Croatia—0.6%
Pliva d.d. GDR (d)	471,650	5,537,124

Egypt—4.6%
Commercial International Bank	1,583,200	12,692,896
Orascom Construction Industries	569,362	11,853,528
Orascom Telecom Holding SAE (a)	212,300	15,007,414

Total Egypt		39,553,838

Hong Kong—5.3%
China Mobile (Hong Kong), Ltd.
Sponsored ADR (c)	591,700	9,709,797
China Netcom Group Corp.
(Hong Kong), Ltd.	5,292,500	7,430,475
CNOOC, Ltd. ADR (c)	131,200	7,177,952
Foxconn International Holdings, Ltd.	. 3,227,000	1,748,104
Hutchison Telecommunications
International, Ltd. (a)	6,897,000	6,588,068
Pacific Basin Shipping, Ltd.	16,420,000	7,842,256
Texwinca Holdings, Ltd.	6,396,000	5,125,427

Total Hong Kong		45,622,079

Hungary—2.0%
Gedeon Richter Rt.	61,690	8,495,151
MOL Magyar Olaj-es Gazipari Rt.	110,300	8,898,953

Total Hungary		17,394,104

India—8.0%
Hero Honda Motors, Ltd.	634,500	7,965,216
Hindalco Industries, Ltd.	354,123	10,491,497
Hindustan Lever, Ltd.	2,078,600	6,271,740
Reliance Industries, Ltd.	1,043,100	13,042,035
Satyam Computer Services, Ltd.	1,352,000	12,648,391
State Bank of India	1,253,100	18,853,179

Total India		69,272,058

Indonesia—2.1%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	954,700	17,891,078

Israel—1.5%
Bank Hapoalim, Ltd.	3,878,400	13,058,466

Mexico—6.3%
America Telecom SA de CV, Series
A1 Shares (a)	2,451,300	6,870,611
Fomento Economico Mexicano
SA de CV Sponsored ADR	131,600	7,047,180
Grupo Televisa SA Sponsored ADR	155,300	9,131,640
Kimberly-Clark de Mexico
SA de CV, Series A Shares	1,890,000	5,660,788
Telefonos de Mexico SA de CV,
Series L Shares Sponsored ADR	515,300	17,793,309
Urbi, Desarrollos Urbanos, SA de CV	1,691,200	8,469,991

Total Mexico		54,973,519

Morocco—0.2%
Maroc Telecom	203,245	1,977,420

Peru—0.9%
Credicorp, Ltd.	444,300	7,650,846

Philippines—0.6%
Philippine Long Distance Telephone
Co. Sponsored ADR (c)	223,000	5,621,830

Russia—3.9%
AFK Sistema Sponsored GDR (a), (d)	290,010	4,712,663
LUKOIL Sponsored ADR (c)	104,000	14,092,000
Mobile TeleSystems Sponsored ADR (c)	240,500	8,463,195
Wimm-Bill-Dann Foods OJSC
ADR (a), (c)	315,800	6,104,414

Total Russia		33,372,272

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio (continued)
South Africa—11.0%
ABSA Group, Ltd.	1	$12
Edgars Consolidated Stores, Ltd.	248,550	10,981,927
Impala Platinum Holdings, Ltd.	173,400	14,627,034
Kumba Resources, Ltd.	912,000	9,891,143
Old Mutual PLC	5,905,000	15,007,615
Sanlam, Ltd.	2,999,800	5,851,387
Sappi, Ltd.	869,900	10,678,507
Sasol, Ltd.	564,700	13,178,072
Steinhoff International Holdings, Ltd.	7,011,756	14,983,949

Total South Africa		95,199,646

South Korea—21.2%
Daewoo Shipbuilding & Marine
Engineering Co., Ltd. GDR (d)	343,800	12,932,690
Hite Brewery Co., Ltd.	94,200	9,090,694
Hyundai Motor Co.	182,700	9,895,126
Kangwon Land, Inc.	320,630	4,799,189
Kookmin Bank	585,483	26,146,385
KT Corp. Sponsored ADR (c)	404,336	8,616,400
LG Chem, Ltd.	195,200	7,881,044
LG Electronics, Inc.	100,700	6,752,998
LG Household & Health Care, Ltd.	290,800	9,478,562
LG.Philips LCD Co., Ltd. ADR (c)	269,500	5,807,725
POSCO	41,900	8,293,353
POSCO ADR (c)	42,000	2,073,120
Samsung Electronics Co., Ltd.	79,981	39,537,629
Samsung Fire & Marine
Insurance Co., Ltd.	125,738	9,521,666
Samsung SDI Co., Ltd.	70,500	7,254,801
SK Telecom Co., Ltd.	92,030	15,496,928

Total South Korea		183,578,310

Taiwan—6.7%
Advantech Co., Ltd.	3,569,327	8,156,908
Chinatrust Financial
Holding Co., Ltd.	5,307,513	5,988,767
Delta Electronics, Inc.
Sponsored GDR (a)	706,000	5,648,000
Fubon Financial Holding Co., Ltd.	8,322,000	7,884,584
Hon Hai Precision Industry Co., Ltd.	2,934,269	13,038,712
Taiwan Semiconductor
Manufacturing Co., Ltd.	10,482,000	17,133,974

Total Taiwan		57,850,945

Thailand—0.8%
Thai Union Frozen Products PCL	9,450,600	6,704,695

Turkey—2.3%
Akbank TAS	2,224,624	10,789,550
Turkcell Iletisim Hizmetleri AS ADR (c)	537,500	9,180,500

Total Turkey		19,970,050

Venezuela—1.0%
Compania Anonima Nacional
Telefonos de Venezuela ADR	465,173	8,801,073

Total Common Stocks
(Identified cost $549,958,572)		774,280,980

Preferred Stocks—8.1%
Brazil—8.1%
Caemi Mineracao e
Metalurgia SA	27,742,900	25,880,155
Companhia Brasileira de
Distribuicao Grupo Pao de
Acucar Sponsored ADR (c)	228,300	4,792,017
Companhia de Bebidas das
Americas ADR (c)	348,591	10,070,794
Companhia Paranaense de
Energia-Copel Sponsored ADR (c)	2,129,799	9,967,459
Telemar Norte Leste SA	471,017	10,984,786
Usinas Siderurgicas de
Minas Gerais SA	407,700	8,818,037

Total Brazil		70,513,248

Total Preferred Stocks
(Identified cost $42,777,273)		70,513,248

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Emerging Markets Portfolio (concluded)
Short-Term Investments—14.6%
Repurchase Agreement—2.8%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05,
collateralized by $25,440,000
Federal National Mortgage Association,
3.00%, 07/16/13, with a
value of $25,122,000)
Proceeds of $24,630,642	$24,629	$24,629,000

Collateral for Securities
on Loan—11.8%
State Street Navigator Securities
Lending Prime Portfolio, 2.79% (e), (f)	102,134	102,134,479

Total Short-Term Investments
(Identified cost $126,763,479)		126,763,479

Total Investments
(Identified cost $719,499,324) (b)	112.1%	$971,557,707
Liabilities in Excess of Cash and
Other Assets	(12.1)	(105,237,537)

Net Assets	100.0%	$866,320,170

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Bond Portfolio
Collateralized Mortgage
Obligation—3.0%
Federal National Mortgage Association,
Series 2003-8, Class BN,
4.50%, 03/25/16
(Identified cost $839,319)	$825	$825,751

Commercial Mortgage-
Backed Security—4.7%
GMAC Commercial Mortgage
Securities, Inc., Series 2004-C3,
Class A4, 4.547%, 12/10/41
(Identified cost $1,313,275)	1,310	1,284,608

Corporate Bonds—36.0%
Aerospace & Defense—0.4%
Boeing Capital Corp.,
5.75%, 02/15/07	120	123,255

Automotive—2.4%
Ford Motor Credit Co.,
7.00%, 10/01/13 (c)	245	238,245
Lear Corp.,
5.75%, 08/01/14 (c), (d)	450	431,356
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	50	5

		669,606

Banking—3.8%
Bank One Corp., 6.00%, 08/01/08	250	260,758
U.S. Bancorp, 3.125%, 03/15/08	325	313,562
Wachovia Corp., 4.95%, 11/01/06 (c)	300	304,116
Wells Fargo & Co.,
5.90%, 05/21/06 (c)	155	158,508

		1,036,944

Brewery—1.1%
Anheuser-Busch Cos., Inc.,
7.50%, 03/15/12	250	288,871

Computers & Business
Equipment—1.0%
Hewlett-Packard Co.,
5.50%, 07/01/07 (c)	275	282,059

Consumer Products—0.6%
Fortune Brands, Inc.,
2.875%, 12/01/06	175	171,452

Energy—3.2%
Conoco Funding Co.,
6.35%, 10/15/11 (c)	330	359,111
Duke Capital LLC,
7.50%, 10/01/09 (c)	130	143,182
Enbridge, Inc.,
4.90%, 03/01/15	210	205,542
USX Corp.,
6.65%, 02/01/06	170	173,682

		881,517

Financial Services—9.8%
American General Finance Corp.,
5.375%, 10/01/12 (c)	345	346,721
Bear Stearns Cos., Inc.,
4.00%, 01/31/08 (c)	355	350,244
Citigroup, Inc.,
5.00%, 03/06/07 (c)	350	355,405
General Electric Capital Corp.,
5.35%, 03/30/06 (c)	250	253,770
Goldman Sachs Group, Inc.,
5.00%, 10/01/14 (c)	200	193,826
Household Finance Corp.,
6.375%, 08/01/10	280	299,147
MBNA America Bank NA,
7.125%, 11/15/12	225	250,105
Morgan Stanley,
4.75%, 04/01/14	385	366,725
SLM Corp.,
4.00%, 01/15/09 (c)	280	274,198

		2,690,141

Food & Beverages—1.1%
Sara Lee Corp.,
6.25%, 09/15/11	275	296,280

Forest & Paper Products—0.7%
Weyerhaeuser Co.,
6.75%, 03/15/12	165	180,835

Insurance—1.7%
Allstate Corp.,
7.50%, 06/15/13	155	179,971
MetLife, Inc.,
5.00%, 11/24/13 (c)	290	286,110

		466,081

Multimedia—0.7%
Viacom, Inc.,
7.75%, 06/01/05	185	186,228

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Bond Portfolio (concluded)
Telecommunications—2.7%
AT&T Wireless Services, Inc.,
8.125%, 05/01/12	$250	$292,955
SBC Communications, Inc.,
5.10%, 09/15/14 (c)	250	243,710
Verizon Global Funding Corp.,
6.125%, 06/15/07 (c)	200	207,269

		743,934

Transportation—1.0%
Norfolk Southern Corp.,
6.75%, 02/15/11 (c)	260	284,490

Utilities—5.8%
Alabama Power Co.,
2.65%, 02/15/06	345	341,914
MidAmerican Energy Co.,
6.375%, 06/15/06	104	106,817
Public Service Electric & Gas Co.,
6.375%, 05/01/08	500	527,613
Virginia Electric & Power Co.,
5.375%, 02/01/07	325	331,090
Wisconsin Electric Power Co.,
4.50%, 05/15/13	300	289,226

		1,596,660

Total Corporate Bonds
(Identified cost $10,100,827)		9,898,353

U.S. Government Securities—24.1%
Federal Home Loan Mortgage Corp.:
1.875%, 02/15/06	5,080	5,002,652
3.75%, 04/15/07	750	746,429
4.50%, 01/15/15	115	111,811
6.25%, 07/15/32	650	748,932

Total U.S. Government Securities
(Identified cost $6,634,327)		6,609,824

U.S. Treasury Securities—30.6%
United States Treasury Notes:
1.625%, 01/15/15	3,295	3,247,134
2.50%, 10/31/06	4,100	4,025,298
4.00%, 03/15/10	680	674,846
4.00%, 02/15/15	475	456,446

Total U.S. Treasury Securities
(Identified cost $8,446,935)		8,403,724

Short-Term Investments—13.7%
Repurchase Agreement—1.0%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$295,000 Federal National
Mortgage Association,
3.00%, 07/16/13, with a
value of $291,313)
Proceeds of $281,019	281	281,000

Collateral for Securities on Loan—12.7%
State Street Navigator Securities
Lending Prime Portfolio, 2.79% (e), (f)	3,480	3,480,073

Total Short-Term Investments
(Identified cost $3,761,073)		3,761,073

Total Investments
(Identified cost $31,095,756) (b)	112.1%	$30,783,333
Liabilities in Excess of Cash and
Other Assets	(12.1)	(3,323,594)

Net Assets	100.0%	$27,459,739

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio
Corporate Bonds—92.9%
Aerospace & Defense—1.7%
Sequa Corp.,
8.875%, 04/01/08	$1,300	$1,365,000

Agriculture—2.1%
Case New Holland, Inc.,
6.00%, 06/01/09 (d)	725	688,750
Southern States Cooperative, Inc.,
10.50%, 11/01/10 (d)	1,000	1,037,500

		1,726,250

Automotive—3.9%
Dana Corp.,
9.00%, 08/15/11	1,100	1,205,037
HLI Operating Co., Inc.,
10.50%, 06/15/10 (c)	520	483,600
TRW Automotive, Inc.:
9.375%, 02/15/13 (c)	870	935,250
11.00%, 02/15/13 (c)	227	254,240
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	2,840	284
Visteon Corp.,
7.00%, 03/10/14 (c)	400	340,000

		3,218,411

Building & Construction—1.3%
KB Home,
7.75%, 02/01/10	1,060	1,114,535

Building Materials—2.9%
Goodman Global Holdings, Inc.,
7.875%, 12/15/12 (c), (d)	775	709,125
Legrand SA,
8.50%, 02/15/25	925	1,114,625
Texas Industries, Inc.,
10.25%, 06/15/11	525	594,563

		2,418,313

Cable Television—5.5%
Charter Communications Holdings LLC,
10.75%, 10/01/09 (c)	650	533,000
CSC Holdings, Inc.,
7.625%, 04/01/11 (c)	1,002	1,042,080
EchoStar DBS Corp.:
6.625%, 10/01/14 (d)	310	299,537
9.125%, 01/15/09 (c)	195	208,650
Mediacom Broadband LLC,
11.00%, 07/15/13 (c)	825	882,750
Rogers Cable, Inc.,
6.25%, 06/15/13 (c)	605	586,850
Shaw Communications, Inc.,
7.25%, 04/06/11 (c)	900	960,750

		4,513,617

Chemicals—5.8%
Acetex Corp.,
10.875%, 08/01/09	1,000	1,065,000
ARCO Chemical Co.,
9.80%, 02/01/20 (c)	535	604,550
Ethyl Corp.,
8.875%, 05/01/10	300	321,000
Huntsman ICI Chemicals,
10.125%, 07/01/09 (c)	825	858,000
Huntsman International LLC,
9.875%, 03/01/09	325	351,000
ISP Holdings, Inc.,
10.625%, 12/15/09	524	560,680
Lyondell Chemical Co.,
9.625%, 05/01/07	500	536,250
Westlake Chemical Corp.,
8.75%, 07/15/11	471	515,156

		4,811,636

Consumer Products—1.8%
Sola International, Inc.,
6.875%, 03/15/08	1,360	1,462,423

Containers—2.5%
Crown Euro Holdings SA:
9.50%, 03/01/11	875	960,313
10.875%, 03/01/13	500	580,000
Graham Packaging Co., Inc.:
8.50%, 10/15/12 (d)	250	250,000
9.875%, 10/15/14 (d)	250	250,000

		2,040,313

Diversified—1.8%
AMSTED Industries, Inc.,
10.25%, 10/15/11 (d)	1,345	1,466,050

Electronics—3.1%
Freescale Semiconductor, Inc.,
7.125%, 07/15/14 (c)	750	783,750
PerkinElmer, Inc.,
8.875%, 01/15/13	650	728,000
Thomas & Betts Corp.,
7.25%, 06/01/13	1,000	1,061,972

		2,573,722

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)
Energy—3.8%
ANR Pipeline, Inc.,
8.875%, 03/15/10	$500	$540,705
Chesapeake Energy Corp.,
9.00%, 08/15/12	535	590,506
CITGO Petroleum Corp.,
6.00%, 10/15/11	275	271,563
Compton Petroleum Corp.,
9.90%, 05/15/09	245	265,825
Northwest Pipeline Corp.,
8.125%, 03/01/10	850	909,500
Southern Natural Gas Co.,
8.875%, 03/15/10	500	542,150

		3,120,249

Environmental—1.1%
Allied Waste North America, Inc.,
8.875%, 04/01/08 (c)	230	237,763
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	635,500

		873,263

Equipment Rental—1.6%
H&E Equipment Services LLC,
11.125%, 06/15/12	780	877,500
United Rentals North America, Inc.,
6.50%, 02/15/12 (c)	500	486,250

		1,363,750

Financial Services—0.0%
Finance One PLC,
0.00%, 01/03/08 (a), (h), (i), (j)	20,000	0
Morgan Guarantee Trust,
0.00%, 07/31/06 (a), (h), (i), (j)	10,569	0

		0

Food & Beverages—1.2%
Burns Philp Capital Property, Ltd.,
9.75%, 07/15/12	635	692,150
Dole Foods Co., Inc.,
8.875%, 03/15/11 (c)	275	295,625

		987,775

Forest & Paper Products—6.0%
Bowater Canada Finance,
7.95%, 11/15/11 (c)	1,050	1,089,375
Caraustar Industries, Inc.,
9.875%, 04/01/11 (c)	100	105,000
Georgia-Pacific Corp.:
8.875%, 02/01/10	275	306,969
9.50%, 12/01/11 (c)	500	590,000
Kappa Beheer BV,
10.625%, 07/15/09	1,120	1,178,800
Smurfit Capital Funding PLC,
7.50%, 11/20/25	1,760	1,689,600

		4,959,744

Gaming—4.4%
Majestic Star Casino LLC,
9.50%, 10/15/10 (c)	250	261,562
Mandalay Resort Group:
9.375%, 02/15/10 (c)	1,035	1,146,262
10.25%, 08/01/07	655	712,313
Sun International Hotels, Ltd.,
8.875%, 08/15/11	990	1,061,775
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	405	435,375

		3,617,287

Health Services—3.4%
Fresenius Medical Capital Trust,
7.875%, 02/01/08	1,120	1,174,600
Service Corp. International,
6.875%, 10/01/07	1,635	1,655,437

		2,830,037

Hotels—5.1%
Host Marriott L.P.,
9.25%, 10/01/07 (c)	1,285	1,374,950
ITT Corp.,
7.375%, 11/15/15	750	806,250
John Q. Hammons Hotels,
8.875%, 05/15/12	585	627,412
La Quinta Properties, Inc.,
8.875%, 03/15/11	775	837,000
MeriStar Hospitality Corp.:
9.00%, 01/15/08 (c)	295	305,325
9.125%, 01/15/11 (c)	270	282,150

		4,233,087

Insurance—3.7%
Crum & Forster Holdings Corp.,
10.375%, 06/15/13	1,100	1,232,000
Leucadia National Corp.,
7.00%, 08/15/13 (c)	950	947,625
Presidential Life Corp.,
7.875%, 02/15/09	865	865,000

		3,044,625

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)
Leisure & Entertainment—0.9%
Intrawest Corp.,
7.50%, 10/15/13	$300	$300,750
Royal Caribbean Cruises, Ltd.,
8.00%, 05/15/10 (c)	400	439,500

		740,250

Media-Diversified—1.5%
CanWest Media, Inc.,
8.00%, 09/15/12 (d)	1,160	1,221,607

Medical Products & Services—0.7%
Medquest, Inc.,
11.875%, 08/15/12 (c)	75	73,500
Tenet Healthcare Corp.,
7.375%, 02/01/13 (c)	500	471,250

		544,750

Metals & Mining—2.1%
Arch Western Finance LLC,
6.75%, 07/01/13 (k)	1,000	1,005,000
Century Aluminum Co.,
7.50%, 08/15/14 (c)	225	227,250
Peabody Energy Corp.,
6.875%, 03/15/13 (c)	500	515,000

		1,747,250

Printing & Publishing—2.2%
Dex Media East LLC,
12.125%, 11/15/12 (c)	195	231,075
Phoenix Color Corp.,
10.375%, 02/01/09 (c)	515	473,800
R.H. Donnelley, Inc.,
10.875%, 12/15/12 (c)	440	507,100
The Sheridan Group, Inc.,
10.25%, 08/15/11	300	318,750
Vertis, Inc.,
10.875%, 06/15/09 (c)	265	255,725

		1,786,450

Real Estate—2.8%
AMR Real Estate Partners:
7.125%, 02/15/13 (d)	500	490,000
8.125%, 06/01/12	350	362,250
CB Richard Ellis Services, Inc.,
9.75%, 05/15/10	227	256,510
Forest City Enterprises, Inc.,
7.625%, 06/01/15 (c)	475	507,063
Senior Housing Properties Trust,
7.875%, 04/15/15	275	294,250
Tanger Properties L.P.,
9.125%, 02/15/08	400	436,500

		2,346,573

Retail—2.8%
Saks, Inc.,
9.875%, 10/01/11 (c)	1,250	1,350,000
ShopKo Stores, Inc.,
9.25%, 03/15/22	910	946,400

		2,296,400

Shipping—1.4%
CP Ships, Ltd.,
10.375%, 07/15/12 (c)	990	1,131,075

Steel—1.8%
International Steel Group, Inc.,
6.50%, 04/15/14 (c)	725	739,500
United States Steel Corp.,
9.75%, 05/15/10	294	325,605
United States Steel LLC,
10.75%, 08/01/08	364	418,600

		1,483,705

Telecommunications—5.2%
American Cellular Corp.,
10.00%, 08/01/11	625	575,000
Citizens Communications Co.,
6.25%, 01/15/13 (c)	400	376,000
Nextel Communications, Inc.,
6.875%, 10/31/13	560	583,800
PanAmSat Corp.,
9.00%, 08/15/14 (c)	725	764,875
Qwest Services Corp.,
14.00%, 12/15/10 (d), (k)	710	821,825
Rogers Wireless, Inc.,
9.625%, 05/01/11	1,000	1,135,000

		4,256,500

Tobacco—1.1%
DIMON, Inc.,
7.75%, 06/01/13	810	907,200

Transportation—3.3%
Kansas City Southern Railway Co.,
7.50%, 06/15/09	610	622,200
Laidlaw International, Inc.,
10.75%, 06/15/11	1,075	1,217,438
Stena AB,
7.50%, 11/01/13	925	915,750

		2,755,388

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (concluded)
Utilities—4.4%
Alliant Energy Resources, Inc.,
9.75%, 01/15/13	$500	$631,502
Mission Energy Holding Co.,
13.50%, 07/15/08	500	600,000
MSW Energy Holdings LLC:
7.375%, 09/01/10	425	431,375
8.50%, 09/01/10	695	729,750
Reliant Energy, Inc.,
6.75%, 12/15/14 (c)	525	489,563
Reliant Energy Resources Corp.,
8.125%, 07/15/05	750	760,053

		3,642,243

Total Corporate Bonds
(Identified cost $75,103,340)		76,599,478

	Shares

Preferred Stocks—2.0%
Broadcasting—0.8%
Paxson Communications Corp.,
14.25%, 11/15/06	97	659,600

Telecommunications—1.2%
Alamosa Holdings, Inc.,
7.50%, 07/31/13 (c)	1,172	1,037,624

Total Preferred Stocks
(Identified cost $1,064,022)		1,697,224

Warrants—0.0%
Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (g)	500	5
03/16/11 (a), (d), (g)	470	4

		9

Retail—0.0%
Travelcenters of America, Inc.:
05/01/09 (a), (d), (g)	810	8
05/01/09 (a), (g)	965	10

		18

Total Warrants
(Identified cost $74,226)		27

	Principal
	Amount
	(000)

Short-Term Investments—26.5%
Repurchase Agreement—2.6%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$2,195,000 Federal National Mortgage
Association, 3.00%, 07/16/13,
with a value of $2,167,563)
Proceeds of $2,123,142	$2,123	2,123,000

Collateral for Securities
on Loan—23.9%
State Street Navigator
Securities Lending Prime Portfolio,
2.79% (e), (f)	19,759	19,759,975

Total Short-Term Investments
(Identified cost $21,882,975)		21,882,975

Total Investments
(Identified cost $98,124,563) (b)	121.4%	$100,179,704

Liabilities in Excess of Cash and
Other Assets	(21.4)	(17,690,978)

Net Assets	100.0%	$82,488,726

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)

Equity	$157,825,787	$16,669,140	$3,093,002	$13,576,138
U.S. Strategic Equity	840,148	16,080	35,029	(18,949)
Mid Cap	162,614,125	14,394,866	2,546,965	11,847,901
Small Cap	450,460,759	69,483,492	15,633,469	53,850,023
International Equity	1,651,562,564	219,998,747	13,337,579	206,661,168
International Equity Select	13,240,098	3,718,026	127,403	3,590,623
International Small Cap	534,841,314	200,691,342	2,868,093	197,823,249
Emerging Markets	719,499,324	264,573,955	12,515,572	252,058,383
Bond	31,095,756	23,214	335,637	(312,423)
High Yield	98,124,563	5,721,430	3,666,289	2,055,141

(c)	Security or portion thereof is out on loan.

(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

(e)	Rate shown reflects 7 day yield as of March 31, 2005.

(f)	Represents security purchased with cash collateral received for securities on loan.

(g)	Date shown is the expiration date.

(h)	Issue in default.

(i)	Bankrupt issuer; security valued at zero.

(j)	Principle amount denominated in respective country’s currency.

(k)	Variable rate security. Interest rate shown is the rate in effect at March 31, 2005.

Security Abbreviations: ADR — American Depositary Receipt GDR — Global Depositary Receipt REIT — Real Estate Investment Trust

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Portfolio holdings by industry, for those Portfolios previously presented by country:

	Lazard	Lazard	Lazard	Lazard
	International	International	International	Emerging
	Equity	Equity Select	Small Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio

Industry
Aerospace & Defense	0.5%	—%	—%	0.8%
Apparel & Textiles	—	—	6.3	2.2
Automotive	5.1	—	5.6	2.1
Banking	17.1	24.3	5.4	11.0
Brewery	1.4	3.0	—	3.0
Building & Construction	1.2	—	9.0	2.3
Business Services & Supplies	1.1	—	8.2	—
Chemicals	1.4	—	1.7	3.9
Computer Services	—	—	3.1	—
Computer Software	—	—	—	1.5
Computers & Business Equipment	1.8	—	—	—
Cosmetics & Toiletries	—	2.9	—	—
Diversified	2.7	2.0	1.8	—
Drugs & Health Care	9.3	12.0	1.5	1.6
Education	—	—	0.6	—
Electronics	5.2	—	1.6	1.4
Financial Services	3.3	2.8	7.5	3.7
Food & Beverages	8.4	14.2	1.8	2.5
Forest & Paper Products	1.2	—	—	1.9
Household Products & Home Furnishings	—	—	3.0	3.5
Industrial & Machinery	—	—	1.2	—
Insurance	3.0	4.4	2.4	1.8
Leisure & Entertainment	—	—	9.7	0.5
Medical Products & Services	—	—	1.9	—
Metals & Mining	—	—	—	11.3
Multimedia	3.2	1.9	—	1.1
Oil & Gas	12.4	12.5	4.2	5.5
Printing & Publishing	—	—	1.0	—
Real Estate	1.2	—	1.7	—
Restaurants	—	—	0.7	—
Retail	4.8	4.3	8.3	0.6
Security Services	—	—	2.4	—
Semiconductors & Components	3.2	3.0	—	10.5
Shipping	—	—	—	1.5
Telecommunications	3.5	4.0	3.4	19.0
Telecommunications Equipment	3.3	4.0	1.2	0.2
Tobacco	1.4	—	1.9	1.1
Transportation	1.0	—	—	1.9
Utilities	3.0	2.0	—	1.1

Subtotal	99.7	97.3	97.1	97.5
Repurchase Agreements	—	2.4	1.3	2.8
Collateral for Securities on Loan	26.0	—	20.2	11.8

Total Investments	125.7%	99.7%	118.6%	112.1%

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
March 31, 2005 (unaudited)

Valuation of Investments—Market values for equity securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers’ quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and an indirect subsidiary of Lazard Group LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LAZARD FUNDS, INC.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 24, 2005

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 24, 2005